Fair Value of Financial Instruments (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value of Financial Instruments [Abstract]
Fair value of contingent consideration	$ 0
Fair value of Level 3 warrants [Roll Forward]
Beginning balance	0	$ 0
Change in fair value		0	$ 1,475
Ending balance		0	0
Fair Value Transfers between levels [Abstract]
Level 1 to Level 2 asset transfers	0	0	0
Level 2 to Level 1 asset transfers	0	0	0
Level 1 to Level 2 liability transfers	0	0	0
Level 2 to Level 1 liability transfers	0	0	0
Level 3 [Member]
Fair value of Level 3 warrants [Roll Forward]
Beginning balance	126	0	1,843
Change in fair value	(126)		(1,475)
Ending balance	$ 0	$ 126	$ 0